Submission	Apr. 28, 2025
Submission [Line Items]
Central Index Key	0000085961
Registrant Name	RYDER SYSTEM INC
Registration File Number	333-278118
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES